SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 68.4%
	Automobiles & Components — 1.8%
	Automobiles — 1.8%
	Mercedes-Benz Group AG	133,563	$ 9,258,865
	Stellantis NV	278,210	3,029,707
			12,288,572
	Banks — 1.6%
	Banks — 1.6%
	Citigroup, Inc.	50,610	5,905,681
	Regions Financial Corp.	184,100	4,989,110
			10,894,791
	Capital Goods — 0.5%
	Aerospace & Defense — 0.5%
	TransDigm Group, Inc.	2,425	3,224,886
			3,224,886
	Consumer Discretionary Distribution & Retail — 2.2%
	Broadline Retail — 2.2%
	Alibaba Group Holding Ltd.	202,000	3,706,374
	B&M European Value Retail SA	767,245	1,745,744
[a]	MercadoLibre, Inc.	4,300	8,661,318
[a]	Sea Ltd. ADR	8,695	1,109,221
			15,222,657
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
	Sony Group Corp. Sponsored ADR	133,125	3,408,000
			3,408,000
	Energy — 8.3%
	Oil, Gas & Consumable Fuels — 8.3%
	Enbridge, Inc.	250,870	12,004,766
	Eni SpA	362,100	6,864,011
	Equinor ASA	256,946	6,059,251
	Petroleo Brasileiro SA Sponsored ADR	302,585	3,585,632
	Shell plc	173,200	6,406,567
	South Bow Corp.	125,957	3,464,265
	TC Energy Corp.	132,373	7,289,171
	TotalEnergies SE	183,632	11,996,562
			57,670,225
	Financial Services — 2.2%
	Capital Markets — 1.9%
	CME Group, Inc.	49,000	13,380,920
	Financial Services — 0.3%
[a,b]	Adyen NV	1,025	1,656,297
[a]	Sony Financial Group, Inc. ADR	26,625	139,249
			15,176,466
	Health Care Equipment & Services — 0.8%
	Health Care Equipment & Supplies — 0.8%
	Medtronic plc	55,600	5,340,936
			5,340,936
	Insurance — 4.1%
	Insurance — 4.1%
	Generali	46,287	1,934,260
	Legal & General Group plc	1,643,600	5,802,372
	NN Group NV	264,961	20,470,264
			28,206,896
	Materials — 5.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chemicals — 2.7%
	Akzo Nobel NV	64,367	$ 4,478,131
	BASF SE	157,464	8,285,533
	Fertiglobe plc	2,294,190	1,555,383
	LyondellBasell Industries NV Class A	82,904	3,589,743
	OCI NV	279,469	1,005,002
	Metals & Mining — 2.0%
	BHP Group Ltd.	370,500	11,247,548
	Glencore plc	475,000	2,603,044
[a,c]	GMK Norilskiy Nickel PAO	3,070,000	0
[a,c]	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.5%
	Mondi plc	290,908	3,561,321
			36,325,705
	Media & Entertainment — 2.4%
	Interactive Media & Services — 2.4%
	Meta Platforms, Inc. Class A	15,200	10,033,368
	Tencent Holdings Ltd.	59,500	4,579,452
	Vend Marketplaces ASA Class B	78,389	2,173,757
			16,786,577
	Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
	Biotechnology — 0.8%
	AbbVie, Inc.	25,123	5,740,355
	Pharmaceuticals — 7.2%
	Bristol-Myers Squibb Co.	38,400	2,071,296
	Merck & Co., Inc.	98,411	10,358,742
	Novartis AG	42,500	5,856,325
	Pfizer, Inc.	433,052	10,782,995
	Roche Holding AG	49,031	20,248,339
			55,058,052
	Semiconductors & Semiconductor Equipment — 3.1%
	Semiconductors & Semiconductor Equipment — 3.1%
	Realtek Semiconductor Corp.	230,000	3,579,510
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	58,182	17,680,928
			21,260,438
	Software & Services — 2.3%
	Information Technology Services — 0.4%
[a]	Shopify, Inc. Class A	17,500	2,816,975
	Software — 1.9%
	Microsoft Corp.	10,700	5,174,734
	Open Text Corp.	128,100	4,171,848
[a]	ServiceNow, Inc.	25,000	3,829,750
			15,993,307
	Technology Hardware & Equipment — 5.7%
	Communications Equipment — 1.9%
	Cisco Systems, Inc.	174,100	13,410,923
	Electronic Equipment, Instruments & Components — 0.6%
	Keyence Corp.	11,000	3,978,972
	Technology Hardware, Storage & Peripherals — 3.2%
	Samsung Electronics Co. Ltd.	262,525	22,003,504
			39,393,399
	Telecommunication Services — 9.1%
	Diversified Telecommunication Services — 8.4%
	AT&T, Inc.	841,453	20,901,693
	Orange SA	1,986,323	33,147,440
	Telkom Indonesia Persero Tbk. PT	20,618,500	4,314,119
	Wireless Telecommunication Services — 0.7%
	Vodafone Group plc	3,450,000	4,598,344

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			62,961,596
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	136,709	$ 7,454,154
			7,454,154
	Utilities — 9.5%
	Electric Utilities — 5.5%
	Endesa SA	514,135	18,506,997
	Enel SpA	1,897,635	19,730,342
	Gas Utilities — 2.0%
	Snam SpA	2,051,611	13,632,688
	Independent Power and Renewable Electricity Producers — 0.5%
	Capital Power Corp.	82,619	3,524,347
	Multi-Utilities — 1.5%
	E.ON SE	546,538	10,348,654
			65,743,028
	Total Common Stock (Cost $421,494,216)		472,409,685
	Preferred Stock — 0.9%
	Financial Services — 0.9%
	Capital Markets — 0.9%
[c]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	106,000	2,676,500
[c,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,705,000
			6,381,500
	Total Preferred Stock (Cost $6,177,250)		6,381,500
	Asset Backed Securities — 2.8%
	Auto Receivables — 0.2%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 546,456	556,132
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	229,015
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	637,544
[b]	Series 2022-P1 Class XS, due 1/10/2029	30,677,480	93,014
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	283,783
			1,799,488
	Credit Card — 0.6%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	2,036,827
[b]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	2,000,000	1,993,861
			4,030,688
	Other Asset Backed — 1.8%
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	554,609	554,610
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	514,249	509,790
[d]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	2,500,000	2,493,837
[b,e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,412,001	2,254,415
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	513,891
[b,d]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.25% (SOFR30A + 2.25%) due 12/25/2051	1,739,667	1,756,500
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	556,532
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	206,377
	Mosaic Solar Loan Trust,
[b]	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,621,939	1,432,704
[b]	Series 2021-3A Class R, due 6/20/2052	8,500,000	329,001
	Upstart Pass-Through Trust,
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	227,448
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	303,120
[b]	Upstart Securitization Trust, Series 2023-1 Class C, 11.10% due 2/20/2033	1,279,650	1,283,369
			12,421,594

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Student Loan — 0.2%
[d]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.136% (TSFR1M + 0.40%) due 1/25/2033	$ 1,376,075	$ 1,354,235
			1,354,235
	Total Asset Backed Securities (Cost $21,076,493)		19,606,005
	Corporate Bonds — 10.7%
	Banks — 0.6%
	Banks — 0.6%
[d,f]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	2,000,000	1,969,640
[d,f]	Wells Fargo & Co., Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	2,500,000	2,491,500
			4,461,140
	Commercial & Professional Services — 0.7%
	Commercial Services & Supplies — 0.7%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	463,355
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,964,495
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,104,900
			4,532,750
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	1,213,275
			1,213,275
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	2,012,540
			2,012,540
	Consumer Staples Distribution & Retail — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,504,530
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,103,420
			3,607,950
	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
	APA Corp., 4.875% due 11/15/2027	2,000,000	2,016,900
[g]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,454,720
[b,d,f]	Sunoco LP, 7.875% (5-Yr. CMT + 4.230%) due 9/18/2030	500,000	512,750
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	2,003,520
			6,987,890
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,860,860
			2,860,860
	Financial Services — 2.0%
	Capital Markets — 0.7%
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,982,030
[b]	KKR Reign I LLC, 5.00% due 5/30/2049	3,500,000	2,170,000
	Consumer Finance — 0.6%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,905,700
	Financial Services — 0.7%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,990,960
[d,f]	Citigroup, Inc., Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	2,500,000	2,492,525
			13,541,215
	Food, Beverage & Tobacco — 1.3%
	Beverages — 1.3%
[b,g]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,848,350
[b,g]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	2,168,800

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$ 2,000,000	$ 1,969,440
[c]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	2,027,600
			9,014,190
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,119,460
			3,119,460
	Materials — 0.8%
	Containers & Packaging — 0.3%
[b]	Matthews International Corp., 8.625% due 10/1/2027	1,750,000	1,805,720
	Metals & Mining — 0.5%
[g]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,135,180
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,418,940
			5,359,840
	Media & Entertainment — 0.8%
	Media — 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.50% due 5/1/2032	1,357,000	1,218,084
	4.50% due 5/1/2032	2,000,000	1,795,260
[b]	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,520,675
			5,534,019
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,010,620
			2,010,620
	Software & Services — 0.7%
	Information Technology Services — 0.4%
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,995,710
	Internet Software & Services — 0.3%
[b,g]	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,086,440
			5,082,150
	Utilities — 0.7%
	Electric Utilities — 0.7%
[b,g]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,975,880
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,110,000	2,886,702
			4,862,582
	Total Corporate Bonds (Cost $72,876,293)		74,200,481
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	2,100,000	1,288,917
			1,288,917
	Total Convertible Bonds (Cost $1,366,397)		1,288,917
	Other Government — 0.9%
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	2,924,588
[b,g]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,343,845
[b]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	13,000,000,000	1,132,471
	Total Other Government (Cost $6,206,354)		6,400,904
	U.S. Treasury Securities — 1.7%
	U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/2055	3,095,340	2,937,067
	U.S. Treasury Strip Coupon,
	7.438%, 8/15/2043	5,000,000	2,071,895
	7.945%, 8/15/2041	8,000,000	3,741,538

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	8.165%, 5/15/2039	$ 2,500,000	$ 1,336,867
	10.82%, 5/15/2050	5,000,000	1,447,972
	Total U.S. Treasury Securities (Cost $11,384,125)		11,535,339
	Mortgage Backed — 8.6%
[b,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,355,176	1,309,093
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	1,566,081	1,565,930
[b,d]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	1,580,526	1,578,545
[b,d]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	2,000,000	2,028,661
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	350,000	193,600
[b,d]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	194,288	81,580
[b]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	1,000,000	1,042,119
[b,d]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.58% (TSFR1M + 3.83%) due 8/15/2026	1,849,057	1,796,057
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,347,195
[b,d]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,205,266	1,201,149
	Federal Home Loan Mtg Corp.,
[d]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	283,162	279,715
[d]	Pool 841463, 2.16% (2.18% - SOFR30A) due 7/1/2052	2,925,061	2,664,795
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	2,754,253	2,831,926
	Pool SD8469, 5.50% due 10/1/2054	3,145,953	3,192,090
	Federal National Mtg Assoc.,
[d]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	228,190	227,895
[d]	Pool BN7152, 6.41% (H15T1Y + 2.16%) due 11/1/2047	352,463	361,958
[d]	Pool BN7153, 6.41% (H15T1Y + 2.16%) due 4/1/2048	266,358	273,726
[d]	Pool BP0632, 6.195% (H15T1Y + 2.07%) due 7/1/2049	97,894	99,035
[d]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	2,277,246	2,164,079
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166, 6.00% due 10/1/2053	938,993	965,257
[b,d]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	493,281	470,822
[b,d]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	1,778,706	1,795,159
[d]	Government National Mtg Assoc., CMO, Series 2025-118 Class S, 7.085% (21.45% - SOFR30A) due 7/20/2055	1,856,504	1,953,246
[b,d]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	2,455,000	2,457,458
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-11 Class B5, 3.016% due 1/25/2052	678,009	531,068
[b,d]	Series 2021-11 Class B6, 2.718% due 1/25/2052	804,408	428,123
[b,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,179,079	1,185,907
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV2 Class AX1, 0.109% due 8/25/2051	87,759,006	370,387
[b,d,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,013,090	249,889
[b,d]	Series 2021-INV2 Class B5, 3.309% due 8/25/2051	298,765	237,801
[b,d]	Series 2021-INV2 Class B6, 3.254% due 8/25/2051	1,453,567	813,196
[b,d,h]	Series 2021-INV3 Class AX1, 0.15% due 10/25/2051	23,284,650	152,442
[b,d,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	1,889,988	52,379
[b,d]	Series 2021-INV3 Class B5, 3.20% due 10/25/2051	90,502	71,566
[b,d]	Series 2021-INV3 Class B6, 3.083% due 10/25/2051	399,051	230,041
	MFA Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	727,336
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,279,783	1,281,573
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,926,358	2,036,731
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV1 Class AX1, 0.743% due 6/25/2051	28,354,177	1,144,879
[b,d]	Series 2021-INV1 Class B5, 3.243% due 6/25/2051	343,930	284,077
[b,d]	Series 2021-INV1 Class B6, 3.227% due 6/25/2051	616,966	403,200
[b,d]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.696% due 10/25/2062	3,000,000	1,889,713
[b,d]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	1,725,959	1,743,263
[b,d]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	1,835,959	1,835,468
[b,d]	RFT Trust, Whole Loan Securities Trust CMO, Series RR1 Class A1, 6.767% due 6/27/2028	1,891,394	1,894,600
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,000,182	1,677,601
[b,d]	Series 2023-3 Class A1, 6.00% due 9/25/2053	994,927	1,011,864
[b,d]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	1,043,000	1,035,331

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,d]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	$ 808,525	$ 812,595
[b,d]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	1,130,286
[b,d]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	1,875,674	1,684,933
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,d,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	23,871,285	699,643
[b,d]	Series 2021-INV1 Class B4, 3.304% due 8/25/2051	478,671	398,890
[b,d]	Series 2021-INV1 Class B5, 3.304% due 8/25/2051	378,378	304,047
[b,d]	Series 2021-INV1 Class B6, 3.304% due 8/25/2051	293,079	146,080
	Total Mortgage Backed (Cost $58,821,634)		59,345,999
	Short-Term Investments — 5.8%
[i]	Thornburg Capital Management Fund	3,990,501	39,905,004
	Total Short-Term Investments (Cost $39,905,004)		39,905,004
	Total Investments — 100.0% (Cost $639,307,766)		$691,073,834
	Liabilities Net of Other Assets — (0.0)%		(6,317)
	Net Assets — 100.0%		$691,067,517

Outstanding Written Options Contracts At December 31, 2025
Contract Description	Contract Party*	Contract Amount	Exercise Price		Expiration Date	Notional Amount		Premiums Received USD	Value USD
Written Call Options – (0.1)%
Energy – (0.0)%
Eni SpA	JPM	362,100	EUR	16.15	1/16/2026	EUR	5,840,709	$ 76,842	$ (82,102)
Materials – (0.1)%
Akzo Nobel NV	JPM	64,367	EUR	59.00	1/16/2026	EUR	3,810,527	94,857	(98,871)
BASF SE	GST	78,732	EUR	47.00	1/16/2026	EUR	3,525,162	110,746	(14,104)

								205,603	(112,975)
Pharmaceuticals, Biotechnology & Life Sciences – (0.0)%
AbbVie, Inc.	GST	25,123	USD	240.00	2/20/2026	USD	5,740,354	129,383	(100,748)
Software & Services – (0.0)%
Shopify, Inc.	GST	17,500	USD	170.00	1/16/2026	USD	2,816,975	111,475	(37,973)

TOTAL WRITTEN CALL OPTIONS								$523,303	$(333,798)
Written Put Options – (0.0)%
Automobiles & Components – (0.0)%
Cie Generale des Etablissements Michelin SCA	CDC	108,000	EUR	27.50	1/26/2026	EUR	3,057,480	$ 63,893	$ (58,301)
Telecommunication Services – (0.0)%
AT&T, Inc.	GST	142,500	USD	24.00	1/16/2026	USD	3,539,700	76,950	(23,311)

TOTAL WRITTEN PUT OPTIONS								$140,843	$(81,612)

TOTAL								$664,146	$(415,410)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Goldman Sachs International ("GST") and CDC IXIS Capital Markets ("CDC").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025(Unaudited)

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Trust’s portfolio was $111,603,917, representing 16.15% of the Trust’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
e	Bond in default.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som
EUR	Euro
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2025 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$29,519,607	$28,227,070	$(17,841,673)	$-	$-	$39,905,004	$373,230